Corporation Information	12 Months Ended
Jun. 30, 2018
Consolidation and Presentation of Financial Statements [Abstract]
Disclosure of information about corporation [Text Block]
1.
Corporation Information

Agria Corporation (the “Company” or “Agria”) and its subsidiaries and consolidated structured entities (collectively, the “Group”) is an international agricultural enterprise with operations in New Zealand, Australia, South America and China.

The Company was incorporated in the Cayman Islands. The Company’s registered office address is at P.O. Box 309 GT, Ugland House, South Church Street, George Town, Grand Cayman, Cayman Islands.

These consolidated financial statements were authorized for issue by the Board of Directors on October 12, 2018.